Average Annual Total Returns (Invesco Basic Value Fund)	12 Months Ended
	May 02, 2011
Summary - Invesco Basic Value Fund, Class A B C R And Y | S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Summary - Invesco Basic Value Fund, Class A B C R And Y | Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000® Value Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Summary - Invesco Basic Value Fund, Class A B C R And Y | Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large-Cap Value Funds Index:
1 Year	13.02%
5 Years	1.52%
10 Years	1.89%
Return Before Taxes | Class A, Invesco Basic Value Fund
Average Annual Total Returns
Column	Class A: Inception (10/18/95)
Label	Return Before Taxes
1 Year	1.01%
5 Years	(3.35%)
10 Years	0.16%
Inception Date	Oct. 18, 1995
Return Before Taxes | Class B, Invesco Basic Value Fund
Average Annual Total Returns
Column	Class B: Inception (10/18/95)
1 Year	1.11%
5 Years	(3.24%)
10 Years	0.17%
Inception Date	Oct. 18, 1995
Return Before Taxes | Class C, Invesco Basic Value Fund
Average Annual Total Returns
Column	Class C: Inception (05/03/99)
1 Year	5.17%
5 Years	(2.97%)
10 Years	0.02%
Inception Date	May 03, 1999
Return Before Taxes | Class R, Invesco Basic Value Fund
Average Annual Total Returns
Column	Class R: Inception (06/03/02)	[1]
1 Year	6.67%
5 Years	(2.48%)
10 Years	0.52%
Inception Date	Jun. 03, 2002
Return Before Taxes | Class Y, Invesco Basic Value Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	7.24%
5 Years	(2.13%)
10 Years	0.79%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Basic Value Fund
Average Annual Total Returns
Column	Class A: Inception (10/18/95)
Label	Return After Taxes on Distributions
1 Year	1.01%
5 Years	(4.36%)
10 Years	(0.37%)
Inception Date	Oct. 18, 1995
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Basic Value Fund
Average Annual Total Returns
Column	Class A: Inception (10/18/95)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	0.65%
5 Years	(2.81%)
10 Years	0.14%
Inception Date	Oct. 18, 1995

[1]	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.